As filed with the Securities and Exchange Commission on May 25, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
Park 80 West
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esp.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2012

Date of reporting period:  3/31/2012

Item 1. Schedule of Investments.

Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2012 (Unaudited)

INVESTMENT COMPANIES - 64.48%	Shares	Value
Closed-End Funds - 55.99%
Adams Express Company	276,839	$3,039,692
Alpine Global Premier Properties Fund	977,737	6,355,291
American Strategic Income Portfolio III	452,833	3,169,831
Bancroft Fund, Ltd.	41,401	689,741
Boulder Growth & Income Fund, Inc.	330,287	2,070,899
Boulder Total Return Fund, Inc. (a)	184,149	3,150,789
The China Fund, Inc.	11,191	260,750
Diamond Hill Financial Trends Fund, Inc.	119,042	1,286,844
Dividend & Income Fund, Inc.	42,245	152,927
DWS RREEF Real Estate Fund, Inc. (a)(c)(f)(g)	126,913	11,803
DWS RREEF Real Estate Fund II, Inc. (a)(c)(f)(g)	201,612	28,830
Eaton Vance Risk Managed Diversified Equity Income Fund	618,676	6,551,778
Federated Enhanced Treasury Income Fund	4,532	66,892
First Opportunity Fund, Inc. (a)	279,106	1,967,697
The GDL Fund	33,327	408,922
Global Income & Currency Fund, Inc.	23,593	323,932
The Greater China Fund, Inc.	122,337	1,406,876
JF China Region Fund, Inc.	1,885	23,996
Liberty All-Star Equity Fund, Inc.	1,878,592	9,261,458
Liberty All-Star Growth Fund, Inc.	349,392	1,519,855
Macquarie Global Infrastructure Total Return Fund, Inc.	93,785	1,730,333
Morgan Stanley Asia Pacific Fund, Inc.	30,101	447,301
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,084	4,640
The New Germany Fund, Inc.	6,246	94,190
The New Ireland Fund, Inc.	188,171	1,527,949
Royce Focus Trust, Inc.	17,500	121,800
Royce Micro-Cap Trust, Inc.	440,426	4,144,409
Royce Value Trust, Inc.	348,093	4,831,531
Swiss Helvetia Fund, Inc.	84,717	949,678
The Taiwan Fund, Inc.	3,830	64,421
The Thai Capital Fund, Inc.	33,850	391,983
The Thai Fund, Inc.	81,773	1,297,738
Tri-Continental Corporation	387,319	6,166,118
Zweig Total Return Fund, Inc. (a)	709,538	2,270,522
		65,791,416
Auction Rate Preferred Securities - 6.25% (b)(c)
Advent Claymore Convertible Securities & Income Fund - Series TH28, 1.492%	11	255,750
BlackRock California Municipal 2018 Term Trust - Series M7, 0.244%	100	2,250,000
BlackRock Municipal 2018 Term Trust - Series W7, 0.274%	100	2,250,000
Invesco Quality Municipal Investment Trust - Series A, 0.099%	44	1,980,000
MFS High Yield Municipal Trust - Series F, 0.274%	1	18,750
MFS Municipal Income Trust - Series T, 0.274%	3	57,000
MFS Municipal Income Trust - Series TH, 0.274%	22	418,000
Western Asset Premier Bond Fund - Series M, 0.180%	6	120,000
		7,349,500

Business Development Company - 2.24%
Capital Southwest Corporation	1,468	138,799
Equus Total Return, Inc. (a)	106,919	242,706
MVC Capital, Inc.	171,137	2,247,029
		2,628,534
Total Investment Companies (Cost $68,633,401)		75,769,450

COMMON STOCKS - 4.20%
Life Insurance - 0.82%
Imperial Holdings, Inc. (a)	359,302	959,336
Oil and Gas Field Exploration Services - 0.03%
Zion Oil & Gas, Inc. (a)	14,090	37,198
Pharmaceuticals Preparations - 1.48%
Myrexis, Inc. (a)	575,537	1,743,877
Real Estate Investment Trusts - 1.87%
American Realty Capital Properties, Inc.	55,938	634,337
American Realty Capital Trust, Inc.	5,541	56,906
Gyrodyne Company of America, Inc. (a)	15,132	1,512,595
		2,203,838
Total Common Stocks (Cost $4,446,992)		4,944,249

SPECIAL PURPOSE ACQUISITION VEHICLE - 26.13%
Andina Acquisition Corporation (a)(h)	95,026	950,260
Australia Acquisition Corporation (a)	250,000	2,477,500
Azteca Acquisition Corporation (a)	189,924	1,838,464
BGS Acquisition Corp. (a)(h)	113,602	1,120,116
Blue Wolf Mongolia Holdings Corporation (a)	50,273	485,637
Cazador Acquisition Corporation, Ltd. (a)	200,000	1,968,000
China Growth Equity Investment, Ltd. (a)	52,798	507,389
China VantagePoint Acquisition Company (a)(i)	27,130	160,610
Empeiria Acquisition Corp. (a)	182,343	1,796,078
FlatWorld Acquisition Corp. (a)	105,702	1,058,077
Global Cornerstone Holdings, Ltd. (a)(c)(h)	115,935	1,153,553
Global Eagle Acquisition Corporation (a)	54,028	525,152
Hicks Acquisition Company II, Inc. (a)	304,142	2,986,674
JWC Acquisition Corporation (a)	377,578	3,734,247
L&L Acquisition Corporation (a)(c)	100,000	995,000
Lone Oak Acquisition Corporation (a)	81,430	632,711
Nautilus Marine Acquisition Corporation (a)	127,846	1,251,612
Prime Acquisition Corporation (a)(c)	65,008	633,178
RLJ Acquisition, Inc. (a)	312,788	3,034,044
ROI Acquisition Corp. (a)(h)	48,370	483,700
SCG Financial Acquisition Corporation (a)(c)	163,384	1,584,825
Selway Capital Acquisition Corporation (a)	80,000	745,600
Universal Business Payment Solutions Acquisition Corporation (a)	100,000	581,000
Total Special Purpose Acquisition Vehicle (Cost $30,153,398)		30,703,427

	Principal
	Amount
CORPORATE BONDS - 0.07%
Washington Mutual Inc.
0.000%, 09/17/2012 (c)(d)	$3,000,000	30,000
5.250%, 09/15/2017 (c)(d)	1,300,000	48,750
Total Corporate Bonds (Cost $0)		78,750

PROMISSORY NOTES - 0.38%
Symbios Holdings, Inc. - 15.00%, 07/16/2012 (c)(f)	450,000	450,000
Total Promissory Notes (Cost $450,000)		450,000

STRUCTURED PREMIUM FINANCE NOTES - 0.63%
Cedar Lane Series A-2 Notes (c)(f)	742,233	742,233
Total Structured Premium Finance Notes (Cost $742,233)		742,233

	Shares
WARRANTS - 0.77%
Australia Acquisition Corporation
Expiration: October 2015	250,000	77,500
Exercise Price: $11.50 (a)
Azteca Acquisition Corporation
Expiration: April 2018	189,924	75,970
Exercise Price: $12.50 (a)
Blue Wolf Mongolia Holdings Corporation
Expiration: July 2016	50,273	32,175
Exercise Price: $12.00 (a)
Cazador Acquisition Corporation, Ltd.
Expiration: October 2015	228,491	63,977
Exercise Price: $7.50 (a)
China Growth Equity Investment, Ltd.
Expiration: February 2013	52,798	23,759
Exercise Price: $12.00 (a)
Empeiria Acquisition Corp. (a)
Expiration: December 2017	182,343	49,233
Exercise Price: $11.50 (a)
FlatWorld Acquisition Corp. (a)
Expiration: September 2012	135,950	35,347
Exercise Price: $11.00 (a)
Hicks Acquisition Company II, Inc.
Expiration: July 2017	200,000	123,999
Exercise Price: $12.00 (a)
JWC Acquisition Corporation
Expiration: November 2015	150,000	93,000
Exercise Price: $11.50 (a)(c)
L&L Acquisition Corporation
Expiration: November 2015	100,000	35,000
Exercise Price: $11.50 (a)(c)
Lone Oak Acquisition Corporation
Expiration: March 2016	81,430	30,129
Exercise Price: $5.00 (a)
Nautilus Marine Acquisition Corporation
Expiration: July 2016	127,846	31,962
Exercise Price: $11.50 (a)
Prime Acquisition Corporation
Expiration: March 2016	51,442	18,005
Exercise Price: $7.50 (a)
RLJ Acquisition, Inc.
Expiration: February 2016	353,462	134,315
Exercise Price: $12.00 (a)
SCG Financial Acquisition Corporation
Expiration: May 2016	154,865	32,522
Exercise Price: $11.50 (a)
Selway Capital Acquisition Corporation
Expiration: November 2016	80,000	20,000
Exercise Price: $0.75 (a)(c)
Universal Business Payment Solutions Acquisition Corporation
Expiration: May 2017	100,000	25,000
Exercise Price: $6.90 (a)
Zion Oil & Gas, Inc.
Expiration: August 2012	20,170	4,833
Exercise Price: $3.50 (a)
Total Warrants (Cost $964,558)		906,726

MONEY MARKET FUNDS - 3.75%
Fidelity Institutional Government Portfolio - Class I, 0.01% (e)	2,285,765	2,285,765
Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (e)	2,118,167	2,118,167
Total Money Market Funds (Cost $4,403,932)		4,403,932
Total Investments (Cost $109,794,514) - 100.41%		117,998,767
Liabilities in Excess of Other Assets - (0.41)%		(486,468)
TOTAL NET ASSETS - 100.00%		$117,512,299

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rates shown represent the rates at March 31, 2012.
(c)	Fair valued securities. The total market value of these securities was $13,175,672, representing 11.21% of net assets.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at March 31, 2012.
(f)	Illiquid security. The total market value of these securities was $1,232,866, representing 1.05% of net assets.
(g)	Security currently undergoing a full liquidation with all proceeds paid out to shareholders.
(h)	Each unit consists of one share of common stock and one warrant.
(i)	Each unit consists of one share of common stock, one half of a non-transferrable warrant and one half of a transferrable warrant.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities.  The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers.  Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities.  A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities.  If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”).  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. The auction rate preferred securities and the structured life settlement notes are valued at cost, unless other observable market events occur. The purchase price, or cost, of these securities is arrived at through an arms length transaction between a willing buyer and seller in the secondary market and is indicative of the value on the secondary market. Current transactions in similar securities in the marketplace are evaluated. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.  If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued.  The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund adopted Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04 (“ASU 2011-04”), Fair Value Measurement:  Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, which, among other things, clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The significant unobservable inputs used in fair value measurement of the Fund's investment companies, corporate bonds, promissory notes, and structured finance notes are (1) cost and (2) indicative bids or price ranges from dealers, brokers, or market makers. Significant changes in any of these inputs in isolation may result in a change in higher fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV.  If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s).  The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

At each regular quarterly Board meeting, the Adviser delivers a written report (the “Quarterly Report”) to the Board regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed.  The Board reviews the Quarterly Report and discusses the valuation of the fair valued securities.

The Valuation Committee reviews all Quarterly Reports and any other interim reports, and reviews and approves the valuation of all fair valued securities.  This review includes a review and discussion of an updated fair valuation summary with appropriate levels of representatives of the Adviser’s management.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies	$68,379,317	$40,633	$7,349,500	$75,769,450
Common Stocks	4,944,249	-	-	4,944,249
Special Purpose Acquisition Vehicles	11,559,150	19,144,277	-	30,703,427
Corporate Bonds	-	-	78,750	78,750
Promissory Notes	-	-	450,000	450,000
Structured Premium Finance Notes	-	-	742,233	742,233
Warrants	208,928	697,798	-	906,726
Money Market Funds	4,403,932	-	-	4,403,932
Total	$89,495,576	$19,882,708	$8,620,483	$117,998,767

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of December 31, 2011			$15,025,333
Accrued discounts / premiums			-
Realized gain (loss)			1,132,937
Change in unrealized appreciation (depreciation)			(1,022,188)
Purchases			1,193,750
Sales			(7,709,349)
Transfers in and / or out of Level 3			-
Balance as of March 31, 2012			$8,620,483

During the period ended March 31, 2012, there were no significant transfers into and out of Levels 1 and 2. Transfers between levels are recognized at the end of the reporting period.

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$109,836,797
Gross unrealized appreciation	9,181,928
Gross unrealized depreciation	(1,019,958)
Net unrealized appreciation	$8,161,970

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Special Opportunities Fund, Inc.

By (Signature and Title)              /s/ Andrew Dakos
Andrew Dakos, President

Date         May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Andrew Dakos
Andrew Dakos, President

Date         May 24, 2012

By (Signature and Title)              /s/ Gerald Hellerman
Gerald Hellerman, Chief Financial Officer

Date         May 25, 2012